Employee Benefit Plans	12 Months Ended
Sep. 30, 2017
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 14 - EMPLOYEE BENEFIT PLANS

Pension Benefits

The Company has various defined benefit pension plans covering some of its employees. Plans generally provide benefits of stated amounts for each year of service. The Company funds its pension plans in accordance with the requirements of the defined benefit pension plans and, where applicable, in amounts sufficient to satisfy the minimum funding requirements of applicable laws. Additionally, in compliance with the Company’s funding policy, annual contributions to defined benefit plans are equal to the actuarial recommendations or statutory requirements in the respective countries. The Company sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are covered by local law or coordinated with government-sponsored plans, which are not significant in the aggregate. The following tables provide additional information on the Company’s pension plans as of September 30, 2017 and 2016:

(in millions)	2017	2016
Changes in benefit obligation:
Benefit obligation, beginning of year	$85.7	$68.5
Service cost	2.5	2.0
Interest cost	1.6	2.0
Actuarial (gain) loss	(11.0)	15.3
Curtailments	(0.2)	—
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	4.1	(0.5)
Benefit obligation, end of year	$81.2	$85.7
Changes in plan assets:
Fair value of plan assets, beginning of year	$43.3	$41.7
Actual return on plan assets	0.6	0.7
Employer contributions	4.4	2.4
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	2.2	0.1
Fair value of plan assets, end of year	$49.0	$43.3
Funded Status	$(32.2)	$(42.4)
Amounts recognized in statement of financial position
Other accrued expenses	$0.3	$0.3
Other long-term liabilities	31.9	42.1
Accumulated other comprehensive loss	19.0	30.0
Weighted average assumptions
Discount rate	1.13 - 7.50%	1.00 - 8.68%
Expected return on plan assets	1.13 - 3.50%	1.00 - 3.50%
Rate of compensation increase	1.37 - 7.00%	2.25 - 7.00%

Amounts reclassified from Accumulated Other Comprehensive Loss associated with employee benefit plan costs and recognized on the Company’s Consolidated Statements of Income for the years ended September 30, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Cost of goods sold	$1.2	$0.1	$0.5
Selling expenses	0.8	0.3	0.3
General and administrative expenses	0.3	0.1	0.1
Amounts reclassified from AOCI to continuing operations	$2.3	$0.5	$0.9

For the years ended September 30, 2017, 2016, and 2015, there was $3.2 million, $1.9 million and $0.5 million of loss reclassified from AOCI associated with employee benefit plan costs recognized in income from discontinued operations, respectively.  The net loss in Accumulated Other Comprehensive Loss expected to be recognized in continuing operations during the year ended September 30, 2018 is $1.1 million.

The following table contains the components of net periodic benefit cost for the years ended September 30, 2017, 2016 and 2015:

(in millions)	2017	2016	2015
Service cost	$2.5	$2.0	$2.0
Interest cost	1.6	2.0	2.0
Expected return on assets	(1.5)	(1.4)	(1.4)
Curtailment	(0.2)	0.1	0.4
Recognized net actuarial loss	2.3	0.5	0.9
Net periodic benefit cost	$4.7	$3.2	$3.9
Weighted average assumptions
Discount rate	1.00 - 8.68%	1.00 - 7.00%	2.00 - 7.50%
Expected return on plan assets	1.00 - 3.50%	1.00 - 3.50%	2.00 - 3.50%
Rate of compensation increase	2.25 - 7.00%	2.25 - 5.50%	2.25 - 5.50%

The discount rate is used to calculate the projected benefit obligation. The discount rate used is based on the rate of return on government bonds as well as current market conditions of the respective countries where the plans are established. The expected return on plan assets is based on the Company’s expectation of the long-term average rate of return of the capital market in which the plans invest. The expected return reflects the target asset allocations and considers the historical returns earned for each asset category.

The Company has established formal investment policies for the assets associated with these plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Specific asset class targets are based on the results of periodic asset/liability studies. The investment policies permit variances from the targets within certain parameters. The plan assets currently do not include holdings of the Company’s common stock.

Asset Type	2017	2016
Equity Securities	—%	—%
Fixed Income Securities	5%	5%
Other	95%	95%
Total	100%	100%

The fair value of pension plan assets by asset category as of September 30, 2017 and 2016 are as follows:

As of September 30, 2017 (in millions)	Level 1	Level 2	Level 3	Total
Foreign cash & cash equivalents	$8.5	$—	$—	$8.5
Foreign fixed income securities	—	2.4	—	2.4
Life insurance contracts	—	37.6	—	37.6
Other	—	0.5	—	0.5
Total plan assets	$8.5	$40.5	$—	$49.0

As of September 30, 2016 (in millions)	Level 1	Level 2	Level 3	Total
Foreign cash & cash equivalents	$6.0	$—	$—	$6.0
Foreign fixed income securities	—	2.3	—	2.3
Life insurance contracts	—	34.6	—	34.6
Other	—	0.4	—	0.4
Total plan assets	$6.0	$37.3	$—	$43.3

The following benefit payments are expected to be paid:

(in millions)	Amount
2018	$1.9
2019	2.3
2020	2.5
2021	2.6
2022	2.7
2023-2027	17.2

Defined Contribution Plans

The Company sponsors a defined contribution plan for its domestic salaried employees, which allows participants to make contributions by salary reduction pursuant to Section 401(k) of the Internal Revenue Code. The Company also sponsors defined contribution pension plans for employees of certain foreign subsidiaries. Company contributions charged to operations, including discretionary amounts, for the years ended September 30, 2017, 2016 and 2015 were $8.0 million, $7.9 million, and $7.6 million, respectively.